ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES

19.	ACCRUED EXPENSES

(in thousands of $)	2020	2019
Interest expense	(52,600)	(44,150)
Vessel operating and drydocking expenses	(23,334)	(24,457)
Administrative expenses	(13,078)	(11,713)
Current tax payable	(345)	(720)
	(89,357)	(81,040)

Vessel operating and drydocking expense related accruals comprised of vessel operating expenses such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils and insurances.
Administrative expenses related accruals comprised of general overhead including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.